ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of provision for estimated credit loss

	12/31/2023					12/31/2022
		Overdue	Overdue	Renegotiated
	Due	up to 90 days	90+ days	Credits	Total	Total
Current
Supply/Power Supply	2,705,302	477,617	900,401	59,792	4,143,112	3,568,103
Short Term Electric Power - CCEE	255,878	315,171	11,537	—	582,586	336,614
Use of the Electric Grid	1,677,256	150,290	279,539	—	2,107,085	1,581,756
PROINFA	—	—	—	—	—	462,608
Renegotiated Agreements	433,508	118,763	736,953	—	1,289,224	987,917
(-) ECL	(667,894)	(414,527)	(1,817,991)	(11,113)	(2,911,525)	(2,142,074)
	4,875,267	698,060	288,039	48,679	5,210,482	4,794,924
Non-current
Supply/Power Supply	—	—	9,548	1,191,868	1,201,416	1,573,358
Short Term Electric Power - CCEE	—	—	280,138	—	280,138	280,138
Use of the Electric Grid	—	—	4,348	—	4,348	4,348
(-) ECL	—	—	(294,034)	(542,422)	(836,456)	(1,154,789)
	—	—	—	649,446	649,446	703,055

	4,875,267	698,060	288,039	698,125	5,859,928	5,497,979

Schedule of changes in the provision

	2023	2022	2021
Opening balance as of January 1	3,296,863	1,668,710	2,635,209
(+) Constitution	648,170	1,891,966	619,232
(-) Reversal	(181,572)	(217,633)	(738,732)
(-) Write-off	(15,480)	(46,180)	(855,403)
Transfers	—	—	8,404
Final balance on December 31	3,747,981	3,296,863	1,668,710